Cover Page	Nov. 03, 2026	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026	Nov. 02, 2026
Entity Registrant Name	DigitalOcean Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40252
Entity Tax Identification Number	45-5207470
Entity Address, Address Line One	105 Edgeview Drive, Suite 425
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(646)
Local Phone Number	827-4366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000025 per share
Trading Symbol	DOCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001582961
Amendment Flag	false